RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Transaction With Related Parties
Transactions with related parties:

	Year ended December 31,
	2017	2018	2019

Revenues	$173	$3,336	$6,745
Cost of revenues	$2,160	$1,111	$1,659

Research and development expenses	$1,063	$1,008	$1,248

Selling and marketing expenses	$813	$771	$763

General and administrative expenses	$995	$1,067	$1,002
Purchase of property and equipment	$224	$148	$46

Schedule of Balances With Related Parties	Balances with related parties:
	December 31,
	2018	2019

Trade payables, other accounts payable and accrued expenses	$2,077	$1,148
Trade Receivables	$1,733	$7,378